FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
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Summary Of Maximum Exposure To Credit Risk
The Company’s maximum exposure to credit risk is as follows:

	December 31, 2025	December 31, 2024
Cash	$802,578	$476,587
Short-term investments	321,084	–

Amounts receivable	2,232	1,727
Lease receivable	2,989	3,502
Restricted cash	8,000	–
	$1,136,883	$481,816

Summary Of Detailed Information About Siginificant Undiscounted Commitments
The Company’s significant undiscounted commitments at December 31, 2025 are as follows (the convertible debentures are classified as a current liability, however there is no obligation to cash settle these in the next twelve months):

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Accounts payable and accrued liabilities	$40,347	$–	$–	$–	$40,347
Interest payable	2,594	–	–	–	$2,594
Convertible debentures (Note 9)	586,214	–	–	–	586,214
Lease liabilities	1,508	3,443	1,327	1,216	7,494
	$630,663	$3,443	$1,327	$1,216	$636,649